PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Target
In-Retirement Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 49 .4%
26,979  iShares Core S&P Mid-
Cap ETF
$ 1,669,730
3 .0
76,356  iShares Core U.S.
Aggregate Bond ETF
7,654,689
13 .9
102,381  Schwab U.S. TIPS
ETF
5,419,027
9 .8
90,584  SPDR Portfolio High
Yield Bond ETF
2,155,899
3 .9
58,685  Vanguard FTSE
Developed Markets
ETF
3,074,507
5 .6
12,082  Vanguard FTSE
Emerging Markets ETF
540,307
1 .0
17,804  Vanguard Long-Term
Treasury ETF
1,077,142
1 .9
34,331  Vanguard Short-Term
Bond ETF
2,686,058
4 .9
27,275  Vanguard Short-Term
Corporate Bond ETF
2,152,270
3 .9
16,442  Vanguard Total
International Bond ETF
818,154
1 .5
Total Exchange-Traded
Funds
(Cost $26,240,786)
27,247,783
49 .4
MUTUAL FUNDS : 50 .6%
Affiliated Investment Companies : 29 .9%
1,662,220  Voya Intermediate
Bond Fund - Class R6
14,793,754
26 .8
104,718  Voya Multi-Manager
International Equity
Fund - Class I
1,166,561
2 .1
47,521  Voya VACS Series
EME Fund
548,387
1 .0
16,508,702
29 .9
Unaffiliated Investment Companies : 20 .7%
184,018  Nuveen S&P 500 Index
Fund - Class R6
11,444,054
20 .7
Total Mutual Funds
(Cost $25,278,060)
27,952,756
50 .6
Total Long-Term
Investments
(Cost $51,518,846)
55,200,539
100 .0
Total Investments in
Securities
(Cost $51,518,846) $ 55,200,539 100 .0
Assets in Excess of
Other Liabilities 24,302 0.0
Net Assets $ 55,224,841 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
2
Voya Target
In-Retirement Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 27,247,783 $ — $ — $ 27,247,783
Mutual Funds 27,952,756 — — 27,952,756
Total Investments, at fair value $ 55,200,539 $ — $ — $ 55,200,539
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 1,449,111 $ 85,758 $ (1,573,381) $ 38,512 $ — $ 11,004 $ (813) $ —
Voya Intermediate Bond Fund -
Class R6
12,403,776 5,162,491 (3,108,855) 336,342 14,793,754 163,175 139,888 —
Voya Multi-Manager International
Equity Fund - Class I
1,035,716 466,087 (406,527) 71,285 1,166,561 — (6,700) —
Voya VACS Series EME Fund
502,872 124,291 (95,364) 16,588 548,387 — 9,430 —
$ 15,391,475 $ 5,838,627 $ (5,184,127) $ 462,727 $ 16,508,702 $ 174,179 $ 141,805 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,691,979
Gross Unrealized Depreciation (10,286)
Net Unrealized Appreciation $ 3,681,693